Other Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	£ 125	£ 132
Other	2,456	1,935
Other liabilities	£ 2,581	£ 2,067